STATEMENT OF CASHS FLOW - Winvest Group Ltd [Member] - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash flows used in operating activities
Net loss	$ (82,224)	$ (2,351,445)
Amortization of intangible assets		210,505
Impairment of goodwill and intangible assets		1,810,116
Changes in assets and liabilities
Accounts receivable		(28,147)
Prepaid expenses		(152,716)
Accounts payable	5,961	4,959
Accrued liabilities		121,040
Net cash used in operating activities	(76,263)	(385,688)
Cash flows provided by investing activities
Acquisition of a business, net of cash		29,817
Net cash provided by investing activities		29,817
Cash flows provided by financing activities
Proceeds from related party loans	76,263	393,019
Net cash provided used by financing activities	76,263	393,019
Net increase (decrease) in cash		37,148
Cash, beginning of period
Cash, end of period		$ 37,148